SUBSEQUENT EVENTS (Details) - USD ($) $ in Millions	Mar. 18, 2025	Mar. 11, 2025	Mar. 12, 2027	Mar. 12, 2026	Mar. 12, 2025
Subsequent Event | Line of Credit | Secured Debt | 2025 Term Loan Facility
Subsequent Event [Line Items]
Debt term	5 years
Maximum borrowing capacity	$ 175.0
Outstanding borrowings as of closing date	175.0
Subsequent Event | Line of Credit | Revolving Credit Facility | 2025 Term Loan Facility
Subsequent Event [Line Items]
Maximum borrowing capacity	30.0
Debt	15.0
Remaining balance	$ 15.0
Subsequent Event | Stock options | Forecast
Subsequent Event [Line Items]
Number of shares available for grant (in shares)		11,500,000
Award vesting period		5 years
Share-Based Payment Arrangement, Tranche One | Subsequent Event | Stock options | Forecast
Subsequent Event [Line Items]
Vested and expected to vest (in shares)					5,730,000
Share-Based Payment Arrangement, Tranche Two | Stock options | Forecast
Subsequent Event [Line Items]
Vested and expected to vest (in shares)				5,730,000
Share-Based Payment Arrangement, Tranche Three | Stock options | Forecast
Subsequent Event [Line Items]
Vested and expected to vest (in shares)			5,730,000